SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION

12.  SEGMENT INFORMATION

Reportable Segments.   We manage our business and report our financial results through the following five reportable segments, which are the same as our operating segments:

•	U.S. Consumer Information Solutions

•	International

•	Workforce Solutions

•	North America Personal Solutions

•	North America Commercial Solutions

The accounting policies of the reportable segments are the same as those described in our summary of significant accounting policies (see Note 1). We evaluate the performance of these reportable segments based on their operating revenues, operating income and operating margins, excluding any unusual or infrequent items, if any. Inter-segment sales and transfers are not material for all periods presented. The measurement criteria for segment profit or loss and segment assets are substantially the same for each reportable segment. All transactions between segments are accounted for at cost, and no timing differences occur between segments.

A summary of segment products and services is as follows:

U.S. Consumer Information Solutions.   This segment includes consumer information services (such as credit information and credit scoring, credit modeling services, locate services, fraud detection and prevention services, identity verification services and other consulting services); mortgage loan origination information; consumer financial marketing services; and identity management.

International.   This segment includes information services products, which includes consumer and commercial services (such as credit and financial information, credit scoring and credit modeling services), credit and other marketing products and services, and products and services sold directly to consumers.

Workforce Solutions.   This segment includes employment, income and social security number verification services (known as Verification Services) and employment tax management and complementary services (known as Employer Services).

North America Personal Solutions.   This segment includes credit information, credit monitoring and identity theft protection products sold directly to consumers via the Internet and in various hard-copy formats.

North America Commercial Solutions.   This segment includes commercial products and services such as business credit and demographic information, credit scores and portfolio analytics (decisioning tools), which are derived from our databases of business credit, financial and demographic information.

Segment information for the twelve months ended December 31, 2012, 2011 and 2010 and as of December 31, 2012 and 2011 is as follows:

	Twelve Months Ended
(in millions)	December 31,
Operating revenue:	2012	2011	2010
U.S. Consumer Information Solutions	$869.3	$765.0	$714.9
International	486.2	492.9	482.8
Workforce Solutions	442.1	382.1	370.3
North America Personal Solutions	185.5	163.9	149.0
North America Commercial Solutions	89.9	89.3	80.5
Total operating revenue	$2,073.0	$1,893.2	$1,797.5

	Twelve Months Ended
(in millions)	December 31,
Operating income:	2012	2011	2010
U.S. Consumer Information Solutions	$345.2	$298.9	$272.2
International	143.8	132.2	119.4
Workforce Solutions	106.6	89.5	87.8
North America Personal Solutions	50.4	41.3	38.9
North America Commercial Solutions	19.8	23.6	19.5
General Corporate Expense	(185.8)	(116.9)	(115.4)
Total operating income	$480.0	$468.6	$422.4

	December 31,
(in millions)	2012	2011
Total assets:
U.S. Consumer Information Solutions	$2,010.5	$1,025.6
International	701.7	682.1
Workforce Solutions	1,371.9	1,425.8
North America Personal Solutions	23.7	22.9
North America Commercial Solutions	64.2	65.3
General Corporate	339.1	297.0
Total assets	$4,511.1	$3,518.7

	Twelve Months Ended
(in millions)	December 31,
Depreciation and amortization expense:	2012	2011	2010
U.S. Consumer Information Solutions	$40.6	$42.1	$39.9
International	24.8	26.9	25.6
Workforce Solutions	66.2	63.7	64.7
North America Personal Solutions	7.0	6.0	5.4
North America Commercial Solutions	4.7	5.1	6.2
General Corporate	16.7	16.8	15.7
Total depreciation and amortization expense	$160.0	$160.6	$157.5

	Twelve Months Ended
(in millions)	December 31,
Capital expenditures:	2012	2011	2010
U.S. Consumer Information Solutions	$16.1	$13.5	$13.8
International	10.7	15.8	12.4
Workforce Solutions	12.8	23.4	16.5
North America Personal Solutions	6.1	5.4	4.9
North America Commercial Solutions	2.2	2.2	2.4
General Corporate	18.1	14.7	49.8
Total capital expenditures	$66.0	$75.0	$99.8

Financial information by geographic area is as follows:
	Twelve Months Ended
(in millions)	December 31,
	2012		2011		2010
Operating revenue (based on location of customer):	Amount	%	Amount	%	Amount	%
U.S.	$1,561.9	76%	$1,374.3	72%	$1,290.2	72%
Canada	153.9	7%	151.3	8%	138.4	8%
U.K.	133.5	6%	124.1	7%	104.7	6%
Brazil	-	0%	35.4	2%	84.1	4%
Other	223.7	11%	208.1	11%	180.1	10%
Total operating revenue	$2,073.0	100%	$1,893.2	100%	$1,797.5	100%

(in millions)	December 31,
	2012		2011
Long-lived assets:	Amount	%	Amount	%
U.S.	$3,453.6	87%	$2,542.4	83%
U.K.	122.3	3%	121.5	4%
Brazil	70.8	2%	77.2	3%
Canada	63.9	1%	70.7	2%
Other	270.8	7%	248.7	8%
Total long-lived assets	$3,981.4	100%	$3,060.5	100%